Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets [Abstract]
Operating lease right-of-use assets, net	$ 1,358,342
Operating lease liabilities - current	551,384
Operating lease liabilities - non-current	882,617
Total operating lease liabilities	$ 1,434,001